UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-21666
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                           Hatteras Master Fund, L.P.
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               (Exact name of registrant as specified in charter)

                         8540 Colonnade Center Drive, Suite 401
                                Raleigh, NC 27615
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               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                        Hatteras Investment Partners, LLC
                         8540 Colonnade Center Drive, Suite 401
                                Raleigh, NC 27615
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 919.846.2324
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2009 - June 30, 2010
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     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

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NAME OF ISSUER      TICKER   CUSIP NUMBER  DATE OF   MATTER VOTED ON           MATTER         DID REGISTRANT  WHAT    FOR OR AGAINST
                    SYMBOL                 PROXY                               PROPOSED BY?   VOTE?           VOTE    MANAGEMENT
                                                                                                              WAS
                                                                                                              CAST?
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
SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal I:               Board of       Yes             For     For Mgt.
Exploration &                              2010      Directors/6 Nominees      Directors
Production ETF
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal II:  Approve a   Board of       Yes             For     For Mgt.
Exploration &                              2010      "Manager of Managers"     Directors
Production ETF                                       structure for all SPDR
                                                     Funds
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal III:  Update     Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     purchasing and selling
                                                     real estate.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal IV:  Update      Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     issuing senior
                                                     securities and
                                                     borrowing money.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal V:  Update and   Board of       Yes             For     For Mgt.
Exploration &                              2010      standardize the SPDR      Directors
Production ETF                                       Funds fundamental
                                                     policies regarding:
                                                     making loans.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal VI:  Update      Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     purchasing and selling
                                                     commodities.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal VII:  Update     Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     concentrating
                                                     investments in a
                                                     particular industry or
                                                     group of industries.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal VIII:  Update    Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     underwriting activities.
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SPDR S&P Oil & Gas  XOP      78464A730     19-March  Proposal IX:  Update      Board of       Yes             For     For Mgt.
Exploration &                              2010      and standardize the       Directors
Production ETF                                       SPDR Funds fundamental
                                                     policies regarding:
                                                     eliminating outdated
                                                     fundamental investment
                                                     policies not required
                                                     by law.
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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Hatteras Master Fund, L.P.
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By (Signature and Title)*  /s/ David B. Perkins
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                               David B. Perkins, President
Date   August 19, 2010
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